SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 payment	Dec. 31, 2013	Dec. 31, 2012
Loans
Period for which federal funds are sold generally	1 day
Minimum number of consecutive payments made on a timely basis before returning a loan to accrual status	6
Loans (net of partial charge-offs)	$ 153,000	$ 660,000
Partial charge-offs	45,000	143,000
Mortgage Servicing Rights
Servicing fees	470,800	456,452	415,727
Period of historical loss experience used to determine general components of allowance for loan losses	3 years
Allowance for Loan Losses
Allowance for loan losses related to loans collectively evaluated for impairment	5,014,000	4,729,000
Amount attributable to the recent historical actual net average	4,474,000	4,213,000
Amount attributable to qualitative factors	540,000	516,000
Increase in amount related to qualitative factors	24,000
Outstanding balance over which loans are individually evaluated for impairment	200,000
1-4 family residential
Loans
Number of days delinquent for discontinuation of interest income on loans	90 days
Multi-family residential
Loans
Number of days delinquent for discontinuation of interest income on loans	90 days
Allowance for Loan Losses
Allowance for loan losses related to loans collectively evaluated for impairment	401,000	351,000
Consumer
Loans
Number of days delinquent for discontinuation of interest income on loans	90 days
Maximum number of days past due for loans to be charged off	120 days
Maximum number of days past due for loans to be charged off due to considerations other than past due	120 days
Allowance for Loan Losses
Allowance for loan losses related to loans collectively evaluated for impairment	520,000	548,000
Real estate construction
Loans
Number of days delinquent for discontinuation of interest income on loans	120 days
Allowance for Loan Losses
Allowance for loan losses related to loans collectively evaluated for impairment	446,000	358,000
Non-farm & non-residential
Loans
Number of days delinquent for discontinuation of interest income on loans	120 days
Allowance for Loan Losses
Allowance for loan losses related to loans collectively evaluated for impairment	677,000	454,000
Agricultural
Loans
Number of days delinquent for discontinuation of interest income on loans	120 days
Allowance for Loan Losses
Allowance for loan losses related to loans collectively evaluated for impairment	286,000	280,000
Commercial
Loans
Number of days delinquent for discontinuation of interest income on loans	120 days
Allowance for Loan Losses
Allowance for loan losses related to loans collectively evaluated for impairment	339,000	230,000
Outstanding balance over which loans are individually evaluated for impairment	$ 200,000
Credit card loans
Loans
Maximum number of days past due for loans to be charged off	120 days